Expense Example, No Redemption - BNY Mellon Equity Income Fund	May 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 673
Expense Example, No Redemption, 3 Years	881
Expense Example, No Redemption, 5 Years	1,106
Expense Example, No Redemption, 10 Years	1,751
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	567
Expense Example, No Redemption, 5 Years	977
Expense Example, No Redemption, 10 Years	2,124
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	253
Expense Example, No Redemption, 5 Years	442
Expense Example, No Redemption, 10 Years	988
Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	$ 930